Business combinations - Additional information (Details) € in Thousands, $ in Millions							1 Months Ended		12 Months Ended
	Dec. 30, 2023	May 31, 2023	Jan. 12, 2023 EUR (€)	Aug. 04, 2022 EUR (€)	Apr. 06, 2022 EUR (€)	Mar. 29, 2022 EUR (€)	Oct. 31, 2024 EUR (€)	May 31, 2023	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)		Mar. 19, 2025 USD ($)	Nov. 13, 2024 EUR (€)	Aug. 04, 2024 EUR (€)	Apr. 29, 2022 EUR (€)	Apr. 28, 2022 EUR (€)
Business combinations
Additional paid-in capital									€ 668,254	€ 653,840
Contingent cash consideration | $													$ 125
Gain of on remeasurement of the previously held equity-accounted investee									€ 0		€ 7,698	[1]
Bettech Gaming (PTY) LTD
Business combinations
Percentage of ownership interest in subsidiary sold		49.00%
Interact Sport Pty Ltd
Business combinations
Percentage of ownership interest in subsidiary sold	100.00%
SportTech AG
Business combinations
Proportion of ownership interest in associate								49.00%	49.00%
XL Media PLC
Business combinations
Cash transferred														€ 16,200
Contingent liabilities recognised in business combination														€ 2,600
Transaction costs									€ 500
First tranche additional contingent consideration									1,000
Aforoa Ltd
Business combinations
Cash transferred			€ 4,900
Contingent liabilities recognised in business combination			€ 1,400						763	1,614
Transaction costs										100	100
Percentage of voting interests acquired			100.00%
Fair value of contingent consideration			€ 1,400
First tranche additional contingent consideration									800
Sportradar US, LLC
Business combinations
Cash transferred						€ 28,200
Percentage of voting interests acquired						7.00%
Additional paid-in capital											3,200
Decrease in Additional Paid in capital						€ 31,400
Vaix Limited
Business combinations
Cash transferred					€ 21,700
Transaction costs											400
Percentage of voting interests acquired					100.00%
Fair value of contingent consideration					€ 18,800
First tranche additional contingent consideration									€ 7,600
Contingent cash consideration					€ 23,400
Revenue of acquiree since acquisition date											3,300
Profit (loss) of acquiree since acquisition date											400
Other comprehensive income of acquire											200
Ortec Sports B.V.
Business combinations
Cash transferred																	€ 5,700
Percentage of voting interests acquired																	100.00%
Deferred compensation paid										€ 600
Revenue of acquiree since acquisition date											1,700
Profit (loss) of acquiree since acquisition date											700
Other comprehensive income of acquire											600
NSoft Group
Business combinations
Cash transferred							€ 0									€ 12,000
Transaction costs											300
Percentage of voting interests acquired																70.00%
Revenue of acquiree since acquisition date											14,400
Profit (loss) of acquiree since acquisition date											1,500
Other comprehensive income of acquire											1,300
Percentage of voting interest held before acquisition date in acquiree																	40.00%
Percentage of additional voting interest acquired																30.00%
Fair value of the previous held interest on the date of acquisition																	€ 16,200
Carrying value of additional voting interest acquired																€ 8,300
Gain of on remeasurement of the previously held equity-accounted investee											7,700
Percentage of ownership interest held by minority shareholders							30.00%
Bettech Gaming (PTY) LTD
Business combinations
Cash transferred															€ 7,000
Percentage of voting interests acquired				100.00%
Percentage of shares acquired				100.00%
Percentage of shares contributed				100.00%
Contribution of business to an associate				€ 10,000
Pay paid for contribution to equity accounted investee				€ 27,900
Proportion of ownership interest in associate				49.00%
Gain on contribution of shares											3,000
Bettech Gaming (PTY) LTD | SportTech AG
Business combinations
Gain on contribution of shares											€ 3,000

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.